Condensed Consolidated Statements Of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Net sales and operating revenues	$ 844.5	$ 848.6	$ 1,693.5	$ 1,761.9
Cost of products sold (includes depreciation amounts of $2.2 million, $2.1 million, $4.5 million, and $4.1 million, respectively)	530.7	508.4	1,042.4	1,051.6
Gross profit	313.8	340.2	651.1	710.3
Operating expenses:
Selling, general and administrative	336.9	337.0	674.8	682.3
Depreciation and amortization	15.5	16.3	32.0	33.5
Impairment of long-lived assets	2.8	1.0	4.2	1.5
Total operating expenses	355.2	354.3	711.0	717.3
Operating (loss) income	(41.4)	(14.1)	(59.9)	(7.0)
Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other loss			(0.3)
Loss from continuing operations before income taxes	(55.2)	(26.7)	(88.6)	(32.2)
Income tax benefit	(1.8)	(10.5)	(0.4)	(11.3)
Loss from continuing operations	(53.4)	(16.2)	(88.2)	(20.9)
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	(53.1)	(21.0)	(96.4)	(29.0)
Basic and diluted net loss per share:
Loss per share from continuing operations	$ (0.53)	$ (0.16)	$ (0.88)	$ (0.21)
Loss per share from discontinued operations		$ (0.05)	$ (0.08)	$ (0.08)
Net loss per share	$ (0.53)	$ (0.21)	$ (0.96)	$ (0.29)
Shares used in computing net loss per share:
Basic and diluted	100.7	100.1	100.7	100.0
Comprehensive loss	$ (56.7)	$ (23.9)	$ (95.7)	$ (26.3)